Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 3,283,118	$ 2,916,609
Less: allowance for expected credit losses	(312,482)	(94,447)	$ (94,576)
Accounts receivable, net	4,064,861	3,094,708
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable – related parties	$ 1,094,225	$ 272,546